                          SELECT DIMENSIONS (SERIES I)
                         SELECT DIMENSIONS (SERIES II)
                         SELECT DIMENSIONS ASSETMANAGER
                             SEPARATE ACCOUNT THREE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 33-80732
                               FILE NO. 333-69491
                               FILE NO. 333-52707

 SUPPLEMENTS DATED AUGUST 1, 2006 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 1, 2006

               SUPPLEMENT DATED AUGUST 1, 2006 TO YOUR PROSPECTUS

FOR CLARITY PURPOSES, THE REFERENCES THROUGHOUT THE PROSPECTUS TO THE FOLLOWING PORTFOLIOS ARE REVISED AS DIRECTED IN THE FOLLOWING TABLE:

          OLD PORTFOLIO NAME                       NEW PORTFOLIO NAME
 American Opportunities Portfolio        Morgan Stanley -- American
                                         Opportunities Portfolio
 Balanced Growth Portfolio               Morgan Stanley -- Balanced Growth
                                         Portfolio
 Capital Opportunities Portfolio         Morgan Stanley -- Capital Opportunities
                                         Portfolio
 Developing Growth Portfolio             Morgan Stanley -- Developing Growth
                                         Portfolio
 Dividend Growth Portfolio               Morgan Stanley -- Dividend Growth
                                         Portfolio
 Flexible Income Portfolio               Morgan Stanley -- Flexible Income
                                         Portfolio
 Global Equity Portfolio                 Morgan Stanley -- Global Equity
                                         Portfolio
 Growth Portfolio                        Morgan Stanley -- Growth Portfolio
 Money Market Portfolio                  Morgan Stanley -- Money Market
                                         Portfolio
 Utilities Portfolio                     Morgan Stanley -- Utilities Portfolio
 Equally-Weighted S&P 500 Portfolio      Morgan Stanley -- Equally-Weighted S&P
                                         500 Portfolio
 Core Plus Fixed Income Portfolio        Van Kampen -- UIF Core Plus Fixed
                                         Income Portfolio
 Emerging Markets Debt Portfolio         Van Kampen -- UIF Emerging Markets Debt
                                         Portfolio
 Emerging Markets Equity Portfolio       Van Kampen -- UIF Emerging Markets
                                         Equity Portfolio
 High Yield Portfolio                    Van Kampen -- UIF High Yield Portfolio
 U.S. Mid Cap Value Portfolio            Van Kampen -- UIF U.S. Mid Cap Value
                                         Portfolio
 Enterprise Portfolio                    Van Kampen LIT Enterprise Portfolio
 Growth and Income Portfolio             Van Kampen LIT Growth and Income
                                         Portfolio

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5994

  SUPPLEMENT DATED AUGUST 1, 2006 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR CLARITY PURPOSES, THE REFERENCES IN THE STATEMENT OF ADDITIONAL INFORMATION TO THE FOLLOWING PORTFOLIOS ARE REVISED AS DIRECTED IN THE FOLLOWING TABLE:

         PRIOR PORTFOLIO NAME                    REVISED PORTFOLIO NAME
 American Opportunities Portfolio        Morgan Stanley -- American
                                         Opportunities Portfolio
 Balanced Growth Portfolio               Morgan Stanley -- Balanced Growth
                                         Portfolio
 Capital Opportunities Portfolio         Morgan Stanley -- Capital Opportunities
                                         Portfolio
 Developing Growth Portfolio             Morgan Stanley -- Developing Growth
                                         Portfolio
 Dividend Growth Portfolio               Morgan Stanley -- Dividend Growth
                                         Portfolio
 Flexible Income Portfolio               Morgan Stanley -- Flexible Income
                                         Portfolio
 Global Equity Portfolio                 Morgan Stanley -- Global Equity
                                         Portfolio
 Growth Portfolio                        Morgan Stanley -- Growth Portfolio
 Money Market Portfolio                  Morgan Stanley -- Money Market
                                         Portfolio
 Utilities Portfolio                     Morgan Stanley -- Utilities Portfolio
 Equally-Weighted S&P 500 Portfolio      Morgan Stanley -- Equally-Weighted S&P
                                         500 Portfolio
 Core Plus Fixed Income Portfolio        Van Kampen -- UIF Core Plus Fixed
                                         Income Portfolio
 Emerging Markets Debt Portfolio         Van Kampen -- UIF Emerging Markets Debt
                                         Portfolio
 Emerging Markets Equity Portfolio       Van Kampen -- UIF Emerging Markets
                                         Equity Portfolio
 High Yield Portfolio                    Van Kampen -- UIF High Yield Portfolio
 U.S. Mid Cap Value Portfolio            Van Kampen -- UIF U.S. Mid Cap Value
                                         Portfolio
 Enterprise Portfolio                    Van Kampen LIT Enterprise Portfolio
 Growth and Income Portfolio             Van Kampen LIT Growth and Income
                                         Portfolio

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-5995